Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Detail) (Restricted Stock Units (Market Condition) [Member], AUD)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Restricted Stock Units (Market Condition) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Sep. 16, 2013	Sep. 14, 2012
Dividend yield (per annum)	3.00%	1.50%
Expected volatility	43.30%	52.20%
Risk free interest rate	1.40%	0.70%
Expected life in years	3 years	3 years
JHX stock price at grant date (A$)	10.17	8.95
Number of restricted stock units	489,888	432,654